ACCOUNTING POLICIES - Disclosure of exchange rates and linkage basis (Details)		12 Months Ended
		Dec. 31, 2024 Swiss_Franc	Dec. 31, 2023 Swiss_Franc	Dec. 31, 2022 Swiss_Franc
Israeli
Exchange rates and linkage basis
CPI Points	[1]	256.6	248.6	241.4
Change	[1]	3.20%	3.00%
EUR
Exchange rates and linkage basis
Exchange rate		3.8	4.01	3.75
Change		(5.80%)	6.90%
USD
Exchange rates and linkage basis
Exchange rate		3.65	3.63	3.52
Change		0.10%	3.10%
CHF
Exchange rates and linkage basis
Exchange rate		4.03	4.31	3.82
Change		(6.50%)	12.80%

[1]	The index on an average basis of 1993 = 100.